IVA Worldwide Fund (unaudited)	IVA Funds

Schedule of Investments

June 30, 2020

COMMON STOCKS — 58.7%
Shares	Description	Fair Value
Australia — 0.2%
245,222	Newcrest Mining Ltd.	$5,467,288
Belgium — 1.2%
787,047	Anheuser-Busch InBev SA/NV	38,790,867
Bermuda — 0.6%
859,100	Jardine Strategic Holdings Ltd.	18,543,819
Canada — 0.6%
715,726	Barrick Gold Corp.	19,281,658
China — 0.8%
74,398	Baidu Inc., ADR (a)	8,919,576
486,871	SINA Corp. (a)	17,483,538
		26,403,114
France — 8.1%
13,060,819	Bolloré SA	40,962,568
3,146,212	Bureau Veritas SA (a)	66,288,144
350,459	Criteo SA, ADR (a)	3,991,728
23,365	Dassault Aviation SA (a)	21,512,981
18,111	Financière de l’Odet SA	13,005,964
137,189	Ipsos SA	3,432,409
1,351,315	Publicis Groupe SA	43,683,626
876,682	Sodexo SA	59,220,102
193,291	Wendel SE	18,404,151
		270,501,673
Germany — 2.9%
1,542,811	Bayerische Motoren Werke AG	98,291,137
Hong Kong — 0.1%
5,354,158	Hongkong & Shanghai Hotels Ltd.	4,844,503
Ireland — 1.2%
32,229,813	AIB Group Plc (a)	40,485,010
Japan — 7.8%
11,000	ASKUL Corp.	352,017
6,189,000	Astellas Pharma Inc.	103,025,988
338,600	Benesse Holdings Inc.	9,105,405
782,600	Fan Communications Inc.	3,269,887
146,500	Medikit Co., Ltd.	4,800,690
3,028,400	Miraca Holdings Inc. (b)	71,381,478
2,600	Morinaga & Co., Ltd.	101,075
68,200	Nitto Kohki Co., Ltd.	1,125,873
109,800	Okinawa Cellular Telephone Co.	4,199,306
1,888,200	Rohto Pharmaceutical Co., Ltd.	59,875,801
248,000	Techno Medica Co., Ltd.	4,147,719
		261,385,239
Malaysia — 0.1%
3,520,200	Genting Malaysia Berhad	2,093,960
Mexico — 1.3%
13,085,802	Grupo México SAB de CV, Series ‘B’	30,402,307
1,509,867	Promotora y Operadora de Infraestructura SAB de CV, Series ‘A’ (a)	10,903,993
449,537	Promotora y Operadora de Infraestructura SAB de CV, Series ‘L’ (a)	2,148,867
		43,455,167

See Notes to Schedule of Investments.

IVA Worldwide Fund (unaudited)	IVA Funds

Schedule of Investments

June 30, 2020

Shares	Description	Fair Value
Netherlands — 1.8%
371,526	Airbus SE (a)	$26,437,320
1,680,964	Royal Boskalis Westminster NV (a)	33,117,056
		59,554,376
Singapore — 0.5%
15,338,399	First Resources Ltd.	15,354,490
South Africa — 0.0%
81,081	Net 1 U.E.P.S. Technologies Inc. (a)	246,486
South Korea — 3.9%
371,860	Daou Technology Inc.	6,216,535
208,148	Hyundai Mobis Co., Ltd.	33,210,219
385,742	Hyundai Motor Co.	31,705,293
1,854,728	Kangwon Land Inc.	33,458,661
17,098	KIWOOM Securities Co., Ltd.	1,250,529
353,037	KT&G Corp.	23,070,188
		128,911,425
Spain — 0.7%
181,334	Aena SME, SA (a)	24,140,612
Switzerland — 3.9%
1,256,935	Compagnie Financière Richemont SA	80,040,350
214,020	Nestlé SA	23,643,900
2,300,993	UBS Group AG	26,435,069
		130,119,319
Thailand — 0.8%
7,786,100	Bangkok Bank PCL, NVDR	27,005,736
United Kingdom — 2.7%
18,042	Associated British Foods Plc	427,545
1,229,468	Inchcape Plc	7,458,013
1,218,857	Newmont Corp.	75,252,231
970,504	WPP Plc	7,573,651
		90,711,440
United States — 19.5%
1,799,774	Adtalem Global Education Inc. (a)	56,062,960
12,401	Alphabet Inc., Class ‘A’ (a)	17,585,238
23,301	Alphabet Inc., Class ‘C’ (a)	32,938,527
103,952	American Express Co.	9,896,230
1,622,379	Astronics Corp. (a)(b)	17,132,322
367	Berkshire Hathaway Inc., Class ‘A’ (a)	98,099,100
499,688	Berkshire Hathaway Inc., Class ‘B’ (a)	89,199,305
584,692	CDK Global Inc.	24,217,943
322,746	Chevron Corp.	28,798,626
6,283	Dollar Tree Inc. (a)	582,308
274,218	Flowserve Corp.	7,820,697
2,648,240	Gruma SAB de CV, Series ‘B’	28,705,541
3,420,598	LKQ Corp. (a)	89,619,668
65,024	Mastercard Inc., Class ‘A’	19,227,597
22,953	News Corp., Class ‘B’	274,288
653,088	Oracle Corp.	36,096,174
730,889	Qurate Retail, Inc., Series ‘A’ (a)	6,943,446
585,044	Schlumberger Ltd.	10,758,959
423,702	Skechers USA Inc., Class ‘A’ (a)	13,295,769

See Notes to Schedule of Investments.

IVA Worldwide Fund (unaudited)	IVA Funds

Schedule of Investments

June 30, 2020

Shares	Description	Fair Value
United States — 19.5% (continued)
2,780,183	Western Union Co.	$60,107,556
		647,362,254
	TOTAL COMMON STOCKS (Cost — $1,795,532,042)	1,952,949,573

Principal Amount
CORPORATE NOTES & BONDS — 2.1%
South Africa — 1.1%
35,068,000	USD	Gold Fields Orogen Holding (BVI) Ltd., 4.875% due 10/7/2020 (c)	35,188,634
United Kingdom — 0.1%
		Valaris Plc:
16,650,000	USD	4.875% due 6/1/2022 (a)	1,806,775
18,188,000	USD	7.75% due 2/1/2026	1,421,483
20,844,000	USD	5.75% due 10/1/2044	1,652,825
			4,881,083
United States — 0.9%
21,163,000	USD	Bristow Group Inc., 7.75% due 12/15/2022	19,575,775
11,472,408	USD	Tidewater Inc., 8% due 8/1/2022	9,877,915
			29,453,690
		TOTAL CORPORATE NOTES & BONDS (Cost — $100,414,233)	69,523,407
CONVERTIBLE BONDS — 0.0%
United Kingdom — 0.0%
4,587,000	USD	Ensco Jersey Finance Ltd., 3% due 1/31/2024	618,826
		TOTAL CONVERTIBLE BONDS (Cost — $4,943,846)	618,826
SHORT-TERM INVESTMENTS — 39.4%
Commercial Paper — 8.4%
		Consolidated Edison Co. Inc.:
64,000,000	USD	0.20% due 7/7/2020 (c)	63,998,009
40,600,000	USD	0.18% due 7/8/2020 (c)	40,598,538
19,400,000	USD	Florida Power & Light Co., 0.07% due 7/7/2020	19,398,718
6,800,000	USD	Nestlé Finance International Ltd., 0.08% due 7/14/2020 (c)	6,799,707
3,000,000	USD	Orange & Rockland Utilities Inc., 0.17% due 7/1/2020 (c)	2,999,978
15,000,000	USD	United Healthcare Corp., 0.23% due 7/1/2020 (c)	14,999,894
		United Parcel Service Inc.:
19,000,000	USD	0.03% due 7/1/2020 (c)	18,999,984
15,000,000	USD	0.08% due 7/6/2020 (c)	14,999,925
25,000,000	USD	0.08% due 7/7/2020 (c)	24,999,854
		WEC Energy Group Inc.:
4,000,000	USD	0.15% due 7/1/2020 (c)	3,999,970
16,500,000	USD	0.18% due 7/9/2020 (c)	16,498,886
52,000,000	USD	0.23% due 7/13/2020 (c)	51,994,930
			280,288,393
Investment Company — 30.8%
1,024,530,000	USD	Dreyfus Treasury Prime Cash Management Fund, 0.08% (d)	1,024,530,000
Treasury Bills — 0.2%
5,000,000	USD	U.S. Treasury Bill, due 9/10/2020 (e)	4,998,792

See Notes to Schedule of Investments.

IVA Worldwide Fund (unaudited)	IVA Funds

Schedule of Investments

June 30, 2020

TOTAL SHORT-TERM INVESTMENTS (Cost — $1,309,819,550)	1,309,817,185
TOTAL INVESTMENTS — 100.2% (Cost — $3,210,709,671)	3,332,908,991
Liabilities In Excess of Other Assets — (0.2)%	(6,076,051)
TOTAL NET ASSETS — 100.0%	$3,326,832,940

The IVA Worldwide Fund had the following open forward foreign currency contracts at June 30, 2020:

FOREIGN CURRENCY	COUNTERPARTY	SETTLEMENT DATES THROUGH	LOCAL CURRENCY AMOUNT		USD EQUIVALENT	USD VALUE AT JUNE 30, 2020	NET UNREALIZED APPRECIATION/ (DEPRECIATION)
Contracts to Buy:
British pound	State Street Bank & Trust Co.	09/09/2020	GBP	1,237,000	$1,553,785	$1,533,384	$20,401
Chinese yuan	State Street Bank & Trust Co.	06/09/2021	CNH	149,954,000	21,585,951	21,134,491	451,460
euro	State Street Bank & Trust Co.	09/09/2020	EUR	43,599,000	48,842,854	49,057,557	(214,703)
South Korean won	State Street Bank & Trust Co.	07/09/2020	KRW	115,408,000,000	94,526,019	96,189,767	(1,663,748)
Thai baht	State Street Bank & Trust Co.	09/09/2020	THB	756,809,000	23,887,811	24,483,208	(595,397)
Net Unrealized Depreciation on Open Forward Foreign Currency Contracts							$(2,001,987)

Abbreviations used in this schedule:
ADR	- American Depositary Receipt
CNH	- Chinese yuan
EUR	- euro
GBP	- British pound
KRW	- South Korean won
NVDR	- Non-voting Depositary Receipt
THB	- Thai baht
USD	- United States dollar

(a)	Non-income producing investment.
(b)	Issuer of the security is an affiliate of the IVA Worldwide Fund as defined by the Investment Company Act of 1940. An affiliate is deemed as a company in which the IVA Worldwide Fund indirectly or directly has ownership of at least 5% of the company’s outstanding voting securities. See Schedule of Affiliates below for additional information.

Schedule of Affiliates

SECURITY	SHARES HELD AT SEPTEMBER 30, 2019	SHARE ADDITIONS	SHARE REDUCTIONS	SHARES HELD AT JUNE 30, 2020	FAIR VALUE AT JUNE 30, 2020	REALIZED LOSS	CHANGE IN UNREALIZED DEPRECIATION	DIVIDEND INCOME*
Astronics Corp.	1,297,449	885,714	560,784	1,622,379	$17,132,322	$(11,411,584)	$(26,263,273)	—
Miraca Holdings Inc.	3,639,600	198,600	809,800	3,028,400	71,381,478	(16,870,387)	19,335,884	$2,226,676
Net 1 U.E.P.S. Technologies Inc.**	2,986,316	81,081	2,986,316	81,081	—	(15,423,155)	—	—
Total					$88,513,800	$(43,705,126)	$(6,927,389)	$2,226,676

* Dividend income is gross of withholding taxes.

** Non-affiliated at June 30, 2020.

(c)	Security is exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933 (the “1933 Act”). Any resale of these securities must generally be effected through a sale that is registered under the 1933 Act or otherwise exempted from such registration requirements.
(d)	Rate disclosed is the daily yield on June 30, 2020.
(e)	This security is held at the custodian as collateral for forward foreign currency contracts sold. As of June 30, 2020, portfolio securities valued at $4,998,792 were segregated, of which $1,663,748 is used to cover collateral requirements.

See Notes to Schedule of Investments.

IVA Worldwide Fund (unaudited)	IVA Funds

Schedule of Investments

June 30, 2020

Sector Allocation (As a Percent of Total Net Assets)
Consumer Discretionary	15.8%
Industrials	6.8%
Holding Company	6.7%
Consumer Staples	5.7%
Health Care	5.5%
Communication Services	5.5%
Technology	4.2%
Gold & Gold Mining	4.2%
Financials	3.3%
Energy	2.2%
Materials	0.9%
Short-Term Investments	39.4%
Other (a)	(0.2)%

(a) Other represents unrealized gains and losses on forward foreign currency contracts and other assets and liabilities.

See Notes to Schedule of Investments.

IVA International Fund (unaudited)	IVA Funds

Schedule of Investments

June 30, 2020

COMMON STOCKS — 68.5%
Shares	Description	Fair Value
Argentina — 0.3%
1,189,400	Loma Negra Companía Industrial Argentina SA, ADR (a)	$5,066,844

Australia — 0.4%
115,873	Newcrest Mining Ltd.	2,583,418
14,341,774	WPP AUNZ Ltd.	2,782,744
		5,366,162
Belgium — 1.4%
414,576	Anheuser-Busch InBev SA/NV	20,433,040

Bermuda — 0.7%
446,726	Jardine Strategic Holdings Ltd.	9,642,656
Canada — 0.5%
298,474	Barrick Gold Corp.	8,040,890
China — 1.6%
68,041	Baidu Inc., ADR (a)	8,157,436
24,500	Health & Happiness (H&H) International Holdings Ltd.	110,863
27,496,000	Phoenix Media Investment (Holdings) Ltd. (a)	1,561,498
2,338,784	Phoenix New Media Ltd., ADR	3,461,400
293,122	SINA Corp. (a)	10,526,011
		23,817,208
France — 11.5%
6,998,408	Bolloré SA	21,949,065
1,765,282	Bureau Veritas SA (a)	37,193,065
287,842	Criteo SA, ADR (a)	3,278,520
14,207	Dassault Aviation SA (a)	13,080,887
15,585	Financière de l’Odet SA	11,191,980
951,845	Groupe SFPI SA (a)	1,336,031
282,934	Ipsos SA	7,078,886
729,635	Publicis Groupe SA	23,586,731
472,265	Sodexo SA	31,901,626
337,630	Vicat SA	10,367,543
109,057	Wendel SE	10,383,833
		171,348,167
Germany — 3.4%
788,692	Bayerische Motoren Werke AG	50,246,876
Hong Kong — 1.1%
42,121,000	APT Satellite Holdings Ltd.	10,926,722
5,643,416	Hongkong & Shanghai Hotels Ltd.	5,106,226
		16,032,948
India — 0.5%
237,653	Bajaj Holdings and Investment Ltd.	8,025,257
Ireland — 1.8%
21,705,681	AIB Group Plc (a)	27,265,275
Japan — 13.7%
3,275,400	Astellas Pharma Inc.	54,524,369
238,400	Benesse Holdings Inc.	6,410,894
294,700	Doshisha Co., Ltd.	4,455,570
1,475,300	Fan Communications Inc.	6,164,151
531,500	Fujitec Co., Ltd.	9,753,346
567,900	Hi-Lex Corp.	6,277,816
95,500	Medikit Co., Ltd.	3,129,460

See Notes to Schedule of Investments.

IVA International Fund (unaudited)	IVA Funds

Schedule of Investments

June 30, 2020

Shares	Description	Fair Value
Japan — 13.7% (continued)
1,710,300	Miraca Holdings Inc.	$40,312,951
109,900	Nitto Kohki Co., Ltd.	1,814,273
87,500	Okinawa Cellular Telephone Co.	3,346,441
1,070,200	Rohto Pharmaceutical Co., Ltd.	33,936,597
279,900	San-A Co., Ltd.	10,694,007
416,475	Shingakukai Holdings Co., Ltd.	1,957,635
127,450	Shofu Inc.	1,774,893
800	SK Kaken Co., Ltd.	274,642
105,800	Sumitomo Seika Chemicals Co., Ltd.	3,437,072
409,500	Techno Medica Co., Ltd.	6,848,753
117,500	Transcosmos Inc.	2,716,054
398,500	Yondoshi Holdings Inc.	6,554,685
		204,383,609
Malaysia — 0.2%
4,225,200	Genting Malaysia Berhad	2,513,322
Mexico — 4.3%
1,732,026	Corporativo Fragua, SAB de CV	16,352,309
11,422,542	Grupo Comercial Chedraui SAB de CV	13,502,598
6,278,793	Grupo México SAB de CV, Series ‘B’	14,587,550
1,320,298	Promotora y Operadora de Infraestructura SAB de CV, Series ‘A’ (a)	9,534,959
519,888	Promotora y Operadora de Infraestructura SAB de CV, Series ‘L’ (a)	2,485,157
1,773,400	Quálitas Controladora, SAB de CV	6,974,934
339,500	Regional SAB de CV (a)	908,258
		64,345,765
Netherlands — 2.4%
187,445	Airbus SE (a)	13,338,349
1,144,761	Royal Boskalis Westminster NV (a)	22,553,198
9,054	Unilever NV	480,182
		36,371,729
Philippines — 0.0%
444,500	Alliance Global Group Inc. (a)	60,866

Singapore — 3.0%
18,805,500	First Resources Ltd.	18,825,228
3,711,720	Haw Par Corp. Ltd.	26,199,510
		45,024,738
South Korea — 8.1%
635,232	Daou Technology Inc.	10,619,431
43,207	DONGKOOK Pharmaceutical Co., Ltd.	4,366,775
17,150	Fursys Inc.	399,956
126,010	Hyundai Mobis Co., Ltd.	20,105,020
316,133	Hyundai Motor Co.	25,983,921
1,393,590	Kangwon Land Inc.	25,139,889
23,777	KIWOOM Securities Co., Ltd.	1,739,024
271,233	KT&G Corp.	17,724,477
459,674	Kyung Dong Pharmaceutical Co., Ltd.	3,728,290
984,090	WHANIN Pharmaceutical Co., Ltd. (b)	11,875,219
		121,682,002
Spain — 1.1%
120,296	Aena SME, SA (a)	16,014,752
Switzerland — 4.7%
573,227	Compagnie Financière Richemont SA	36,502,516

See Notes to Schedule of Investments.

IVA International Fund (unaudited)	IVA Funds

Schedule of Investments

June 30, 2020

Shares	Description	Fair Value
Switzerland — 4.7% (continued)
170,051	Nestlé SA	$18,786,416
1,341,398	UBS Group AG	15,410,716
		70,699,648
Thailand — 1.3%
5,782,000	Bangkok Bank PCL, NVDR	20,054,606
United Arab Emirates — 0.6%
22,987,622	Emaar Malls PJSC (a)	8,659,164
United Kingdom — 4.0%
32,962,172	Avanti Communications Group Plc (a)	—
1,380,506	Inchcape Plc	8,374,217
5,196,382	Mitie Group Plc	5,359,201
684,181	Newmont Corp.	42,241,335
576,865	WPP Plc	4,501,758
		60,476,511
United States — 1.9%
1,585,635	Gruma SAB de CV, Series ‘B’	17,187,457
632,903	Schlumberger Ltd.	11,639,086
		28,826,543
	TOTAL COMMON STOCKS
	(Cost — $1,111,541,063)	1,024,398,578

PREFERRED STOCKS — 0.9%
Chile — 0.3%
1,776,348	Embotelladora Andina SA, Series ‘B’	4,346,797

Germany — 0.6%
42,259	KSB SE & Co. KgaA Vorzug	9,398,523
	TOTAL PREFERRED STOCKS
	(Cost — $19,704,593)	13,745,320

Principal
Amount
CORPORATE NOTES & BONDS — 1.5%
South Africa — 1.1%
	17,291,000	USD	Gold Fields Orogen Holding (BVI) Ltd., 4.875% due 10/7/2020 (c)	17,350,481

United Kingdom — 0.4%
	7,019,185	USD	Avanti Communications Group Plc, 9% due 10/1/2022 (9% PIK) (c)(d)	1,544,221
			Valaris Plc:
	4,588,000	USD	4.875% due 6/1/2022 (a)	497,867
	19,144,000	USD	7.75% due 2/1/2026	1,496,199
	24,837,000	USD	5.75% due 10/1/2044	1,969,450
				5,507,737

			TOTAL CORPORATE NOTES & BONDS
			(Cost — $49,252,773)	22,858,218
CONVERTIBLE BONDS — 0.1%
United Kingdom — 0.1%
	7,330,000	USD	Ensco Jersey Finance Ltd., 3% due 1/31/2024	988,881
			TOTAL CONVERTIBLE BONDS
			(Cost — $6,447,468)	988,881

See Notes to Schedule of Investments.

IVA International Fund (unaudited)	IVA Funds

Schedule of Investments

June 30, 2020

Ounces	Description	Fair Value
COMMODITIES — 2.4%
19,918	Gold Bullion (a)	$35,467,255
	TOTAL COMMODITIES
	(Cost — $33,756,211)	35,467,255

Principal
Amount
SHORT-TERM INVESTMENTS — 28.7%
Commercial Paper — 6.3%
		Consolidated Edison Co. Inc.:
25,000,000	USD	0.20% due 7/7/2020 (c)	24,999,222
20,000,000	USD	0.18% due 7/8/2020 (c)	19,999,280
9,000,000	USD	Florida Power & Light Co., 0.07% due 7/7/2020	8,999,405
10,000,000	USD	United Healthcare Corp., 0.23% due 7/1/2020 (c)	9,999,930
6,000,000	USD	United Parcel Service Inc., 0.03% due 7/1/2020 (c)	5,999,995
		WEC Energy Group Inc.:
8,000,000	USD	0.15% due 7/1/2020 (c)	7,999,940
16,000,000	USD	0.18% due 7/9/2020 (c)	15,998,920
			93,996,692
Investment Company — 22.2%
331,650,000	USD	Dreyfus Treasury Prime Cash Management Fund, 0.08% (e)	331,650,000
Treasury Bills — 0.2%
4,000,000	USD	U.S. Treasury Bill, due 9/10/2020 (f)	3,999,033

		TOTAL SHORT-TERM INVESTMENTS
		(Cost — $429,646,660)	429,645,725

		TOTAL INVESTMENTS — 102.1% (Cost — $1,650,348,768)	1,527,103,977
		Liabilities In Excess of Other Assets — (2.1)%	(31,834,913)

		TOTAL NET ASSETS — 100.0%	$1,495,269,064

The IVA International Fund had the following open forward foreign currency contracts at June 30, 2020:

FOREIGN CURRENCY	COUNTERPARTY	SETTLEMENT DATES THROUGH		LOCAL CURRENCY AMOUNT	USD EQUIVALENT	USD VALUE AT JUNE 30, 2020	NET UNREALIZED APPRECIATION/ (DEPRECIATION)
Contracts to Sell:
British pound	State Street Bank & Trust Co.	09/09/2020	GBP	1,464,000	$1,842,901	$1,814,774	$28,127
Chinese yuan	State Street Bank & Trust Co.	06/09/2021	CNH	197,496,000	28,676,316	27,845,741	830,575
euro	State Street Bank & Trust Co.	09/09/2020	EUR	28,669,000	32,097,811	32,258,335	(160,524)
South Korean won	State Street Bank & Trust Co.	07/09/2020	KRW	109,092,000,000	89,231,252	90,925,533	(1,694,281)
Thai baht	State Street Bank & Trust Co.	09/09/2020	THB	562,010,000	17,706,870	18,181,347	(474,477)
Net Unrealized Depreciation on Open Forward Foreign Currency Contracts							$(1,470,580)

Abbreviations used in this schedule:
ADR	- American Depositary Receipt
CNH	- Chinese yuan
EUR	- euro
GBP	- British pound
KRW	- South Korean won
NVDR	- Non-voting Depositary Receipt
PIK	- Payment-in-kind
THB	- Thai baht
USD	- United States dollar

(a)	Non-income producing investment.

See Notes to Schedule of Investments.

IVA International Fund (unaudited)	IVA Funds

Schedule of Investments

June 30, 2020

(b)	Issuer of the security is an affiliate of the IVA International Fund as defined by the Investment Company Act of 1940. An affiliate is deemed as a company in which the IVA International Fund indirectly or directly has ownership of at least 5% of the company’s outstanding voting securities. See Schedule of Affiliates below for additional information.

Schedule of Affiliates

SECURITY	SHARES HELD AT SEPTEMBER 30, 2019	SHARE ADDITIONS	SHARE REDUCTIONS	SHARES HELD AT JUNE 30, 2020	FAIR VALUE AT JUNE 30, 2020	REALIZED GAIN/ (LOSS)	CHANGE IN UNREALIZED APPRECIATION	DIVIDEND INCOME*
APT Satellite Holdings Ltd.**	54,595,000	—	12,474,000	42,121,000	—	$(6,939,899)	—	—
Clear Media Ltd.**	31,530,030	—	31,530,030	—	—	10,222,817	—	—
Fan Communications Inc.**	3,887,400	—	2,412,100	1,475,300	—	(5,088,396)	—	$476,209
Kyung Dong Pharmaceutical Co., Ltd.**	1,429,632	—	969,958	459,674	—	(2,301,728)	—	455,748
Phoenix New Media Ltd., ADR**	3,713,463	102,564	1,477,243	2,338,784	—	(7,447,295)	—	5,017,631
Techno Medica Co., Ltd.**	513,800	—	104,300	409,500	—	262,932	—	211,140
WHANIN Pharmaceutical Co., Ltd.	1,625,926	—	641,836	984,090	$11,875,219	(5,431,438)	$3,142,668	393,695
Total					$11,875,219	$(16,723,007)	$3,142,668	$6,554,423
* Dividend income is gross of withholding taxes.
** Non-affiliated at June 30, 2020.

(c)	Security is exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933 (the “1933 Act”). Any resale of these securities must generally be effected through a sale that is registered under the 1933 Act or otherwise exempted from such registration requirements.
(d)	Payment-in-kind security for which the issuer may pay interest with additional debt securities or cash.
(e)	Rate disclosed is the daily yield on June 30, 2020.
(f)	This security is held at the custodian as collateral for forward foreign currency contracts sold. As of June 30, 2020, portfolio securities valued at $3,999,033 were segregated, of which $1,694,281 is used to cover collateral requirements.

Sector Allocation (As a Percent of Total Net Assets)
Consumer Discretionary	15.5%
Consumer Staples	11.5%
Health Care	10.2%
Industrials	10.1%
Communication Services	7.3%
Gold & Gold Mining	7.1%
Financials	6.1%
Materials	2.3%
Holding Company	1.3%
Energy	1.1%
Real Estate	0.6%
Technology	0.3%
Short-Term Investments	28.7%
Other (a)	(2.1)%

(a) Other represents unrealized gains and losses on forward foreign currency contracts and other assets and liabilities.

See Notes to Schedule of Investments.

Notes to Schedules of Investments (unaudited)	IVA Funds

Note 1 - Organization and Significant Accounting Policies

IVA Fiduciary Trust (the “Trust”) consists of the IVA Worldwide Fund (the “Worldwide Fund”) and IVA International Fund (the “International Fund”) (each, a “Fund” and, together, the “Funds”). The Worldwide Fund and the International Fund are each a diversified investment portfolio of the Trust, an open-end series management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and organized as a Massachusetts business trust. The Funds commenced investment operations on October 1, 2008. The Worldwide Fund seeks long-term growth of capital by investing in a range of securities and asset classes from markets around the world, including U.S. markets. The International Fund seeks long-term growth of capital by investing in a range of securities and asset classes from markets around the world.

The following are significant accounting policies followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). In accordance with U.S. GAAP, each Fund has been defined as an investment company and as such complies with investment company and reporting guidance of the Financial Accounting Standards Board. As of result, there are no changes to measurement or disclosure required in the Funds’ financial statements.

Valuation of the Funds. The net asset value per share (“NAV”) of a Fund’s shares of a particular class is calculated each day that the New York Stock Exchange (“NYSE”) is open.

Listed equity securities are generally valued at the last sale price on the exchange that is the primary market for such securities. Equity securities listed on the NASDAQ Stock Exchange (“NASDAQ”) are generally valued using the NASDAQ Official Closing Price (“NOCP”). If no sales or NOCPs are reported during the day, equity securities are generally valued at the mean of the last available bid and asked quotations on the exchange or market on which the security is primarily traded, or using other market information obtained from a quotation reporting system, established market makers, or pricing services. If there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long and short positions, respectively. Over-the-counter (“OTC”) equity securities not listed on NASDAQ are generally valued at the mean of the last available bid and asked quotations on the market on which the security is primarily traded, or using other market information obtained from a quotation reporting system, established market makers or pricing services. If there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long or short positions, respectively.

Precious metals, including gold bullion, are valued at the spot price at the time trading on the NYSE closes (normally 4:00 p.m. E.S.T.).

Debt securities, other than commercial paper, for which market quotations are readily available are generally valued at the evaluated mean primarily based on the last bid and asked prices received from an independent pricing service. When no asked price is available, debt securities are valued at the evaluated bid price alone. Commercial paper is generally valued at the evaluated bid price provided by an independent pricing service. An evaluated price may include a variety of factors including the issue’s coupon rate, maturity, credit rating, yield, trade data, quoted prices of similar fixed income securities, and any other relevant market or security specific information.

Short-term investments in other open-end investment companies registered under the 1940 Act are valued at such investment companies’ NAV.

Forward foreign currency contracts are valued at the current cost of offsetting such contracts.

The value of any investment that is listed or traded on more than one exchange or market is based on the exchange or market determined by International Value Advisers, LLC (the “Adviser”) to be the primary trading venue for that investment. A quotation from the exchange or market deemed by the Adviser to be the secondary trading venue for a particular investment may be relied upon in instances where a quotation is not available on the primary exchange or market.

The Board of Trustees of the Trust (the “Board”) has established a Pricing and Fair Valuation Committee (the “Committee”) comprised of officers of the Adviser to which it has delegated the responsibility for overseeing the implementation of the Funds’ valuation procedures and fair value determinations made on behalf of the Board. The Committee may determine that market quotations are not readily available due to events relating to a single issuer (e.g., corporate actions or announcements) or events relating to multiple issuers (e.g., governmental actions or natural disasters). The Committee may determine that there has been a significant decrease in the volume and level of activity for an asset or liability whereby transactions or quoted prices may not be determinative of fair value. The Committee may determine the fair value of investments based on information provided by pricing services and other third parties, including broker-dealers and other market intermediaries, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. For securities that do not trade during NYSE hours or securities for which there is a foreign market holiday when the NYSE is open, fair valuation determinations are based on analyses of market movements after the close of those securities’ primary markets, and include reviews of developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities or baskets of foreign securities. Fair value pricing may require subjective determinations about the value of an asset or liability. Fair values used to determine the Funds’ NAVs may differ from quoted or published prices, or from prices that are used by others, for the same investments. The use of fair value pricing may not always result in adjustments to the prices of securities or other assets or liabilities held by the Funds.

Notes to Schedules of Investments (unaudited)	IVA Funds

Fair Value Measurement. The Funds adhere to U.S. GAAP fair value accounting standards that establish a single definition of fair value, create a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Funds’ assets and liabilities, and require additional disclosure about fair value. The hierarchy of inputs is summarized below:

•	Level 1 – last traded/quoted prices in active markets for identical unrestricted investments

•	Level 2 – other significant observable inputs (including quoted prices for similar or identical investments, amortized cost, interest rates, prepayment speeds, credit risk, other observable market data, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The following is a summary of the inputs used in valuing the Worldwide Fund’s assets and liabilities at fair value:

ASSETS	Last Traded/Quoted Prices in Active Markets for Identical Unrestricted Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common stocks:
Foreign	$168,630,384	$1,136,956,935	—	$1,305,587,319
United States	647,362,254	—	—	647,362,254
Corporate notes & bonds	—	69,523,407	—	69,523,407
Convertible bonds	—	618,826	—	618,826
Short-term investments	1,024,530,000	285,287,185	—	1,309,817,185
Total assets	$1,840,522,638	$1,492,386,353	—	$3,332,908,991
LIABILITIES
Unrealized depreciation on open forward foreign currency contracts	—	$2,001,987	—	$2,001,987

For the year ended September 30, 2019 and the period ended June 30, 2020, there were no level 3 assets or liabilities held in the Worldwide Fund.

Notes to Schedules of Investments (unaudited)	IVA Funds

The following is a summary of the inputs used in valuing the International Fund’s assets and liabilities at fair value:

ASSETS	Last Traded/Quoted Prices in Active Markets for Identical Unrestricted Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common stocks:
Foreign	$145,118,201	$850,453,834	—	$995,572,035
United States	28,826,543	—	—	28,826,543
Preferred stocks	4,346,797	9,398,523	—	13,745,320
Corporate notes & bonds	—	22,858,218	—	22,858,218
Convertible bonds	—	988,881	—	988,881
Commodities	35,467,255	—	—	35,467,255
Short-term investments	331,650,000	97,995,725	—	429,645,725
Total assets	$545,408,796	$981,695,181	—	$1,527,103,977
LIABILITIES
Unrealized depreciation on open forward foreign currency contracts	—	$1,470,580	—	$1,470,580

For the year ended September 30, 2019 and the period ended June 30, 2020, there were no level 3 assets or liabilities held in the International Fund.

Foreign Currency Translation. Portfolio securities and other assets and liabilities initially valued in currencies other than the U.S. dollar are translated to U.S. dollars using exchange rates obtained from pricing services.

Portfolio Transactions. Portfolio transactions are recorded on a trade date basis.

Forward Foreign Currency Contracts. Each Fund engages in buying and selling forward foreign currency contracts to seek to manage the exposure of investments denominated in non-U.S. currencies against fluctuations in relative value. A forward foreign currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, at a price set at the time of the contract.

Foreign Investment Risk. Each Fund invests in foreign investments. Foreign investments can involve additional risks relating to political, economic or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. Since foreign exchanges may be open on days when a Fund does not price its shares, the value of the investments in such Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.

Beginning in January 2020, global financial markets have experienced, and may continue to experience, significant volatility resulting from the spread of a virus known as COVID-19. The outbreak of COVID-19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand, and general market uncertainty. The effects of COVID-19 have adversely affected, and may continue to adversely affect, the global economy, the economies of certain nations, and individual issuers, all of which may negatively impact the Funds’ performance.

Note 2 - Derivative Instruments and Hedging Activities

The Funds enter into transactions involving derivative financial instruments in connection with their investing activities. During the period ended June 30, 2020, these instruments included forward foreign currency contracts. These instruments are subject to various risks similar to non-derivative instruments including market, credit and liquidity risks.

Notes to Schedules of Investments (unaudited)	IVA Funds

The use of derivative instruments may involve risks different from, or potentially greater than, the risks associated with investing directly in investments. Specifically, derivative instruments expose a Fund to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction. If the counterparty defaults, a Fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that, in the event of default, a Fund will succeed in enforcing them. During the period ended June 30, 2020, the Funds had exposure to OTC derivatives in the form of forward foreign currency contracts.

The following summary for each Fund is grouped by risk type and provides information about the fair value of derivatives at June 30, 2020.

Worldwide Fund

Risk-Type Category		Fair Value
Foreign exchange	Unrealized depreciation on open forward foreign currency contracts	$(2,001,987)

International Fund

Risk-Type Category		Fair Value
Foreign exchange	Unrealized depreciation on open forward foreign currency contracts	$(1,470,580)

During the period ended June 30, 2020, the Worldwide Fund had average notional values of $345,158,332 on open forward foreign currency contracts to sell.

During the period ended June 30, 2020, the International Fund had average notional values of $318,704,918 on open forward foreign currency contracts to sell.

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